Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations

We regularly explore opportunities to acquire financial services companies and businesses. Generally, we do not make a public announcement about an acquisition opportunity until a definitive agreement has been signed. For information on additional contingent consideration related to acquisitions, which is considered to be a guarantee, see Note 14.

       Business combinations completed in 2011, 2010 and 2009 are presented below. At December 31, 2011, we had two acquisitions pending, both of which are expected to close during first quarter 2012 with combined total assets of approximately $835 million.

(in millions)	Date	Assets
2011
CP Equity, LLC, Denver, Colorado	July 1	$389
Certain assets of Foreign Currency Exchange Corp, Orlando, Florida	August 1	46
LaCrosse Holdings, LLC, Minneapolis, Minnesota	November 30	116
Other (1)	Various	37
		$588
2010
Certain assets of GMAC Commercial Finance, LLC, New York, New York	April 30	$430
Other (2)	Various	40
		$470
2009
Capital TempFunds, Fort Lauderdale, Florida	March 2	$74
Other (3)	Various	39
		$113

  Consists of seven acquisitions of insurance brokerage businesses.
  Consists of five acquisitions of insurance brokerage businesses.
  Consists of eight acquisitions of insurance brokerage businesses.